Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Realized and Unrealized Foreign Exchange Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ 1,460,876	$ 52,663	$ 1,056,639	$ 1,133,701
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	US$1=NT$27.68	US$1=NT$27.68	US$1=NT$28.48	US$1=NT$29.98
Net Foreign Exchange Gain (Loss)	$ 132,582	$ 4,780	$ (143,804)	$ (84,177)
New Taiwan Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ 1,413,969	$ 50,972	$ 1,382,067	$ 1,203,823
Chinese Yuan [member] | Chinese Yuan equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	RMB1=NT$4.3415	RMB1=NT$4.3415	RMB1=NT$4.3648	RMB1=NT$4.2975
Net Foreign Exchange Gain (Loss)	$ (85,675)	$ (3,089)	$ (181,624)	$ 14,055